Quarterly Report
March 31, 2023
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 90.4%
Aerospace & Defense – 0.6%
Boeing Co., 2.95%, 2/01/2030	$43,000	$37,948
Boeing Co., 5.705%, 5/01/2040	34,000	34,394
Boeing Co., 5.805%, 5/01/2050	121,000	121,807
		$194,149
Asset-Backed & Securitized – 17.8%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 7.815% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$238,307
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 7.391% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	224,013
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.756% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	100,000	93,732
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.534% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	200,000	184,290
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.884% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	100,000	91,659
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.584% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	256,500	242,040
AREIT 2019-CRE3 Trust, “D”, FLR, 7.423% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	240,149
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.43% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	52,061	66,250
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.684% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	240,003
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	30,379	28,796
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	103,760
CLNC 2019-FL1 Ltd., “C”, FLR, 7.205% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	247,546
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	76,008	73,525
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	334,349
Crest Ltd., CDO, 7%, (0.001% Cash or 7% PIK) 1/28/2040 (a)(p)	898,055	9
Cutwater 2015-1A Ltd., “BR”, FLR, 6.592% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	246,021
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	15,534	15,497
KREF 2021-FL2 Ltd., “D”, FLR, 6.908% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	163,000	151,115
LCCM 2021-FL2 Trust, “C”, FLR, 6.834% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	100,000	91,472
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.234% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	260,310
LoanCore 2018-CRE1 Ltd., “C”, FLR, 6.634% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	216,297
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.134% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	206,524
MF1 2020-FL4 Ltd., “B”, FLR, 7.523% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	250,000	249,153
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.642% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	250,000	237,318
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.165% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	263,644	248,037
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 6.575% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	245,524
Parallel 2015-1A Ltd., “DR”, FLR, 7.357% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	246,452
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 6.965% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	236,254
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.795% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	120,000	106,936
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	14,657	14,559
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	143,984
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.092% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	250,000	223,540
		$5,547,421
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$72,666
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	157,000	127,206
		$199,872
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$86,000	$72,885
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	217,000	214,209
Raymond James Financial, Inc., 4.65%, 4/01/2030	134,000	131,005
		$418,099
Business Services – 0.5%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$101,613
RELX Capital, Inc., 3%, 5/22/2030	76,000	67,899
		$169,512

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		$176,000	$116,341
Time Warner Cable, Inc., 4.5%, 9/15/2042		77,000	59,132
			$175,473
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		$149,000	$150,124
Oracle Corp., 6.15%, 11/09/2029		51,000	54,321
			$204,445
Conglomerates – 1.0%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$304,000	$298,133
Consumer Services – 0.7%
Expedia Group, Inc., 3.25%, 2/15/2030		$81,000	$70,195
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		46,000	37,640
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		132,000	87,151
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		46,000	26,389
			$221,375
Electronics – 1.0%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$88,449
Broadcom, Inc., 3.187%, 11/15/2036 (n)		245,000	185,665
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		35,000	31,472
			$305,586
Emerging Market Quasi-Sovereign – 1.3%
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.375%, 2/24/2030		$200,000	$135,500
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	182,500
Petroleos Mexicanos, 5.95%, 1/28/2031		108,000	82,653
			$400,653
Emerging Market Sovereign – 1.2%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$127,182
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		200,000	168,458
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	82,411
			$378,051
Energy - Independent – 1.1%
EQT Corp., 5%, 1/15/2029		$190,000	$180,153
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	163,162
			$343,315
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 3.75%, 2/15/2052		$50,000	$36,381
Financial Institutions – 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$195,000	$179,153
Air Lease Corp., 5.85%, 12/15/2027		232,000	233,230
Air Lease Corp., 2.875%, 1/15/2032		200,000	165,203
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		48,000	42,583
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	161,926
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		200,000	193,250
			$975,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.5%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$111,370
Central America Bottling Co., 5.25%, 4/27/2029 (n)	199,000	184,951
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	200,000	164,018
		$460,339
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$118,000	$104,634
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	45,000	38,602
Marriott International, Inc., 4.625%, 6/15/2030	63,000	61,164
Marriott International, Inc., 2.85%, 4/15/2031	61,000	51,960
		$256,360
Insurance – 0.6%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	$20,000	$16,445
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	60,000	46,934
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052 (n)	150,000	133,718
		$197,097
Insurance - Health – 0.7%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$210,905
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$191,000	$185,090
Aon Corp., 4.5%, 12/15/2028	115,000	112,685
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	275,751
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	12,616
		$586,142
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$196,472
Major Banks – 6.8%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$61,000	$58,736
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	415,000	339,185
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	183,285
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	189,254
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	221,061
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	127,098
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	148,708
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	70,017
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	83,000	73,109
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	138,750
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	371,836
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	189,782
		$2,110,821
Medical & Health Technology & Services – 2.9%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$212,879
HCA, Inc., 4.625%, 3/15/2052 (n)	343,000	284,790
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	198,506
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	86,937
Tower Health, 4.451%, 2/01/2050	270,000	117,450
		$900,562
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$73,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 3.1%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$81,000	$66,840
Enbridge, Inc., 3.125%, 11/15/2029	150,000	135,181
Enbridge, Inc., 2.5%, 8/01/2033	170,000	136,991
Energy Transfer LP, 5.75%, 2/15/2033	188,000	192,546
MPLX LP, 4.5%, 4/15/2038	199,000	176,892
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	120,301
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	51,125
Targa Resources Corp., 4.95%, 4/15/2052	82,000	68,031
		$947,907
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$8,273	$8,627
Fannie Mae, 3%, 2/25/2033 (i)	32,307	2,919
Fannie Mae, 5.5%, 9/01/2034	2,785	2,843
		$14,389
Municipals – 3.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$178,041
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	215,913
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	177,000	193,201
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	197,579
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	3,575
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	52,500
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	137,923
		$978,732
Other Banks & Diversified Financials – 2.2%
Ally Financial, Inc., 6.7%, 2/14/2033	$183,000	$162,574
Discover Financial Services, 6.7%, 11/29/2032	161,000	165,982
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	376,000	341,654
		$670,210
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$71,750
Real Estate - Office – 0.5%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$209,000	$148,994
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$56,868
Nordstrom, Inc., 2.3%, 4/08/2024	51,000	48,705
		$105,573
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$225,101
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT, 3.55%, 7/15/2027	$60,000	$56,547
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	146,894
Crown Castle, Inc., REIT, 4.15%, 7/01/2050	75,000	59,937
Rogers Communications, Inc., 4.35%, 5/01/2049	223,000	180,679
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	58,000	47,709
		$491,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.2%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$217,594
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	153,214
		$370,808
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.77%, 4/01/2024	$3,002	$2,969
Small Business Administration, 4.99%, 9/01/2024	1,710	1,680
Small Business Administration, 4.86%, 1/01/2025	2,748	2,717
Small Business Administration, 4.625%, 2/01/2025	4,758	4,656
Small Business Administration, 5.11%, 8/01/2025	3,917	3,884
		$15,906
U.S. Treasury Obligations – 27.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$688,789
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,200,000	964,969
U.S. Treasury Bonds, 4%, 11/15/2042	180,000	184,894
U.S. Treasury Bonds, 2.25%, 2/15/2052	175,000	130,498
U.S. Treasury Notes, 0.375%, 10/31/2023 (f)	625,000	609,717
U.S. Treasury Notes, 2.25%, 3/31/2024	700,000	683,840
U.S. Treasury Notes, 4.25%, 9/30/2024	1,000,000	998,867
U.S. Treasury Notes, 0.25%, 9/30/2025	500,000	457,558
U.S. Treasury Notes, 0.875%, 6/30/2026	2,650,000	2,416,365
U.S. Treasury Notes, 2.5%, 3/31/2027	1,625,000	1,552,002
		$8,687,499
Utilities - Electric Power – 1.7%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$98,000	$104,265
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	200,000	222,823
FirstEnergy Corp., 5.1%, 7/15/2047	17,000	15,078
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	28,436
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	164,951
		$535,553
Total Bonds		$28,124,678
Investment Companies (h) – 9.0%
Bond Funds – 8.0%
MFS High Yield Pooled Portfolio (v)	310,690	$2,485,519
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.56% (v)	312,433	$312,495
Total Investment Companies		$2,798,014

Other Assets, Less Liabilities – 0.6%		193,443
Net Assets – 100.0%		$31,116,135
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,798,014 and $28,124,678, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,745,898, representing 28.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 3/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	88,073	EUR	81,101	Brown Brothers Harriman	4/21/2023	$36
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	8	$1,651,625	June – 2023	$16,871
U.S. Treasury Note 5 yr	Long	USD	12	1,314,094	June – 2023	25,817
U.S. Treasury Ultra Bond	Long	USD	13	1,834,625	June – 2023	66,232
						$108,920
At March 31, 2023, the fund had liquid securities with an aggregate value of $114,139 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$8,703,405	$—	$8,703,405
Non - U.S. Sovereign Debt	—	778,704	—	778,704
Municipal Bonds	—	978,732	—	978,732
U.S. Corporate Bonds	—	7,999,250	—	7,999,250
Residential Mortgage-Backed Securities	—	14,389	—	14,389
Commercial Mortgage-Backed Securities	—	934,779	—	934,779
Asset-Backed Securities (including CDOs)	—	4,612,642	—	4,612,642
Foreign Bonds	—	4,102,777	—	4,102,777
Mutual Funds	2,798,014	—	—	2,798,014
Total	$2,798,014	$28,124,678	$—	$30,922,692
Other Financial Instruments
Futures Contracts – Assets	$108,920	$—	$—	$108,920
Forward Foreign Currency Exchange Contracts – Assets	—	36	—	36
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$1,563,069	$1,069,141	$178,483	$(23,517)	$55,309	$2,485,519
MFS Institutional Money Market Portfolio	212,816	2,712,129	2,612,470	36	(16)	312,495
	$1,775,885	$3,781,270	$2,790,953	$(23,481)	$55,293	$2,798,014
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$33,646	$—
MFS Institutional Money Market Portfolio	4,144	—
	$37,790	$—